Securities (Investments' Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	$ 107,091	$ 30,076
Less than 12 Months, Unrealized Losses	(3,984)	(206)
12 Months or More, Fair Value	12,638
12 Months or More, Unrealized Losses	(821)
Total, Fair Value	119,729	30,076
Total, Unrealized Losses	(4,805)	(206)
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	32,481	7,056
Less than 12 Months, Unrealized Losses	(990)	(20)
12 Months or More, Fair Value	932
12 Months or More, Unrealized Losses	(68)
Total, Fair Value	33,413	7,056
Total, Unrealized Losses	(1,058)	(20)
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	26,281	5,821
Less than 12 Months, Unrealized Losses	(1,415)	(73)
12 Months or More, Fair Value	4,228
12 Months or More, Unrealized Losses	(379)
Total, Fair Value	30,509	5,821
Total, Unrealized Losses	(1,794)	(73)
Corporate obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	1,145
Less than 12 Months, Unrealized Losses	(40)
Total, Fair Value	1,145
Total, Unrealized Losses	(40)
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	47,014	17,199
Less than 12 Months, Unrealized Losses	(1,524)	(113)
12 Months or More, Fair Value	7,478
12 Months or More, Unrealized Losses	(374)
Total, Fair Value	54,492	17,199
Total, Unrealized Losses	(1,898)	(113)
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	170
Less than 12 Months, Unrealized Losses	(15)
Total, Fair Value	170
Total, Unrealized Losses	$ (15)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	1
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	17
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	123